Accounts Payable And Accrued Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of accrued expenses
Accrued interest and preferred dividends	$ 2,274,638	$ 864,607
Accrued trade payables	5,361,442	2,138,249
Accrued compensation	1,244,432	857,379
Accounts payable and accrued expenses	$ 8,880,512	$ 3,860,235